UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 84.3%
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	42,750	$3,252,848

Media - 3.3%
Reed Elsevier PLC	293,600	2,543,361
Thomson Corp.	47,000	1,844,280
Time Warner Inc.	120,510	4,302,207

Total Media		8,689,848

Specialty Retail - 1.5%
Home Depot Inc.	105,000	3,891,300

TOTAL CONSUMER DISCRETIONARY		15,833,996

CONSUMER STAPLES - 9.8%
Food & Staples Retailing - 1.8%
Wal-Mart Stores Inc.	91,500	4,762,575

Food Products - 2.4%
H.J. Heinz Co.	130,000	6,346,600

Household Products - 5.6%
Kimberly-Clark Corp.	111,000	7,244,970
Procter & Gamble Co.	120,000	7,392,000

Total Household Products		14,636,970

TOTAL CONSUMER STAPLES		25,746,145

ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Chevron Corp.	65,000	6,982,950
ConocoPhillips	16,500	1,317,690
Exxon Mobil Corp.	95,000	7,992,350
Spectra Energy Corp.	225,000	6,115,500
Targa Resources Corp.	50,000	1,812,000
Total SA, ADR	133,000	8,109,010

TOTAL ENERGY		32,329,500

FINANCIALS - 11.9%
Capital Markets - 1.3%
BlackRock Inc.	14,000	2,814,140
Medley Capital Corp.	53,918	656,721	*

Total Capital Markets		3,470,861

Insurance - 4.0%
Berkshire Hathaway Inc., Class B Shares	58,500	4,892,355	*
Travelers Cos. Inc.	91,000	5,412,680

Total Insurance		10,305,035

Real Estate Investment Trusts (REITs) - 2.8%
Annaly Capital Management Inc.	268,000	4,676,600
Chimera Investment Corp.	684,230	2,709,551

Total Real Estate Investment Trusts (REITs)		7,386,151

Thrifts & Mortgage Finance - 3.8%
First Niagara Financial Group Inc.	210,000	2,851,800
New York Community Bancorp Inc.	150,570	2,598,838
People’s United Financial Inc.	350,000	4,403,000

Total Thrifts & Mortgage Finance		9,853,638

TOTAL FINANCIALS		31,015,685

HEALTH CARE - 5.0%
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	203,000	5,365,290
GlaxoSmithKline PLC, ADR	69,420	2,666,422
Johnson & Johnson	63,000	3,732,750
Pfizer Inc.	65,000	1,320,150

TOTAL HEALTH CARE		13,084,612

INDUSTRIALS - 12.6%
Aerospace & Defense - 3.0%
Honeywell International Inc.	33,500	2,000,285

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Aerospace & Defense - continued
Lockheed Martin Corp.	40,000	$3,216,000
Raytheon Co.	51,000	2,594,370

Total Aerospace & Defense		7,810,655

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	57,690	4,287,521

Commercial Services & Supplies - 3.2%
Waste Management Inc.	225,000	8,401,500

Industrial Conglomerates - 3.6%
3M Co.	45,000	4,207,500
General Electric Co.	183,000	3,669,150
United Technologies Corp.	18,000	1,523,700

Total Industrial Conglomerates		9,400,350

Marine - 0.7%
Alexander & Baldwin Inc.	42,421	1,936,519

Trading Companies & Distributors - 0.4%
TAL International Group Inc.	28,200	1,022,814

TOTAL INDUSTRIALS		32,859,359

INFORMATION TECHNOLOGY - 11.0%
Computers & Peripherals - 2.1%
Apple Inc.	15,650	5,453,243	*

Internet Software & Services - 0.6%
Google Inc., Class A Shares	2,700	1,582,767	*

IT Services - 3.5%
Automatic Data Processing Inc.	65,000	3,335,150
International Business Machines Corp.	16,000	2,609,120
Paychex Inc.	105,000	3,292,800

Total IT Services		9,237,070

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	95,230	1,920,789
Linear Technology Corp.	13,910	467,793
Microchip Technology Inc.	70,000	2,660,700

Total Semiconductors & Semiconductor Equipment		5,049,282

Software - 2.9%
Microsoft Corp.	295,000	7,481,200

TOTAL INFORMATION TECHNOLOGY		28,803,562

MATERIALS - 3.2%
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	78,000	4,287,660
PPG Industries Inc.	30,000	2,856,300

Total Chemicals		7,143,960

Metals & Mining - 0.5%
Nucor Corp.	28,000	1,288,560

TOTAL MATERIALS		8,432,520

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.8%
AT&T Inc.	190,000	5,814,000
Verizon Communications Inc.	205,000	7,900,700
Windstream Corp.	110,000	1,415,700

TOTAL TELECOMMUNICATION SERVICES		15,130,400

UTILITIES - 6.5%
Electric Utilities - 1.4%
American Electric Power Co. Inc.	105,000	3,689,700

Gas Utilities - 1.3%
ONEOK Inc.	50,000	3,344,000

Multi-Utilities - 3.8%
CenterPoint Energy Inc.	240,000	4,214,400

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
Multi-Utilities - continued
National Grid PLC			590,000	$5,622,076

Total Multi-Utilities				9,836,476

TOTAL UTILITIES				16,870,176

TOTAL COMMON STOCKS (Cost - $186,028,966)				220,105,955

	RATE
CONVERTIBLE PREFERRED STOCKS - 5.7%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	4.750%		24,000	1,156,800

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp.	6.000%		20,000	1,417,200

FINANCIALS - 2.2%
Diversified Financial Services - 1.0%
CalEnergy Capital Trust III	6.500%		52,933	2,673,117

Insurance - 1.2%
Metlife Inc.	5.000%		37,500	3,181,875

TOTAL FINANCIALS				5,854,992

UTILITIES - 2.5%
Electric Utilities - 2.5%
Great Plains Energy Inc.	12.000%		42,530	2,745,311
NextEra Energy Inc.	7.000%		75,000	3,787,500

TOTAL UTILITIES				6,532,811

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $14,409,107)				14,961,803

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.2%
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 1.2%
VeriSign Inc., Junior Subordinated Notes (Cost -
$1,834,233)	3.250%	8/15/37	$2,500,000	3,025,000

CORPORATE BONDS & NOTES - 5.6%
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/37	4,000,000	3,931,072	(a)

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	3,500,000	3,360,000	(a)

FINANCIALS - 2.6%
Commercial Banks - 1.2%
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	3,000,000	3,105,000	(a)(b)

Diversified Financial Services - 1.4%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	2,400,000	2,634,967	(a)(b)
PPL Capital Funding Inc., Junior Subordinated
Notes	6.700%	3/30/67	1,200,000	1,184,937	(a)

Total Diversified Financial Services				3,819,904

TOTAL FINANCIALS				6,924,904

UTILITIES - 0.2%
Electric Utilities - 0.2%
FPL Group Capital Inc., Junior Subordinated Notes	6.650%	6/15/67	500,000	500,001	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $13,782,708)				14,715,977

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $216,055,014)				252,808,735

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with Deutsche Bank
Securities Inc.; Proceeds at maturity - $1,562,007;
(Fully collateralized by various U.S. government agency obligation, 0.750% to 4.125% due 12/21/12 to 2/11/14; Market value - $1,593,251)	0.150%	4/1/11	$1,562,000	$1,562,000
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.;
Proceeds at maturity - $8,561,026; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to
1/15/28; Market value - $8,732,220)	0.110%	4/1/11	8,561,000	8,561,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,123,000)				10,123,000

TOTAL INVESTMENTS - 100.7% (Cost - $226,178,014#)				262,931,735
Liabilities in Excess of Other Assets - (0.7)%				(1,736,459)

TOTAL NET ASSETS - 100.0%				$261,195,276

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$220,105,955	—	—	$220,105,955
Convertible preferred stocks	12,288,686	$2,673,117	—	14,961,803
Convertible bonds & notes	—	3,025,000	—	3,025,000
Corporate bonds & notes	—	14,715,977	—	14,715,977

Total long-term investments	$232,394,641	$20,414,094	—	$252,808,735

Short-term investments†	—	10,123,000	—	10,123,000

Total investments	$232,394,641	$30,537,094	—	$262,931,735

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2011, as a result of the fair value pricing procedures for international equities by the Portfolio, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,133,143
Gross unrealized depreciation	(1,379,422)

Net unrealized appreciation	$36,753,721

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011